Net Earnings Per Common Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	29,366,000	12,144,000	6,461,000